Net Income (Loss) Per Share (Details) - Schedule of basic and diluted earnings (loss) per share attributable to common stockholders (Parenthetical)	Sep. 30, 2021 USD ($) shares
Series D Preferred Stock [Member]
Convertible Notes Payable | $	$ 4.50
Old Clarus Warrants [Member]
Class of Warrant or Right, Outstanding | shares	9,246